Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$325,000,534	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	8,710,000
Derivative warrant liabilities — Private placement warrants	$—	$—	$5,695,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	February 19, 2021	March 31, 2020
Exercise price	$11.50	$11.50
Unit price	$10.21	$9.63
Volatility	25.0%	25.0%
Term (years)	5.5	5.5
Risk-free rate	0.70%	1.00%

Schedule of change in fair value of derivative warrant liabilities

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at March 31, 2021	$14,405,000